UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
Check here if Amendment |_|; Amendment Number:

Institutional Investment Manager Filing this Report:

Name:      Heitman Real Estate Securities LLC
Address:   191 North Wacker Drive
           Suite 2500
           Chicago, IL 60606

Form 13F File Number: 28-04321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nancy B. Lynn
Title:     Vice President
Phone:     312-849-4153

Signature, Place and Date of Signing:


/s/ Nancy B. Lynn                   Chicago, IL        February 13, 2009
------------------------------      -------------      -----------------
[Signature]                         [City, State]      [Date]

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name

028-01190                           Frank Russell Company
 [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:       FIVE (5)

Form 13F Information Table Entry Total: 120

Form 13F Information Table Value Total: 1,728,597

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number         Name

1         028-11931                    Old Mutual (US) Holdings, Inc.

2         028-11581                    Old Mutual Capital, Inc.

3         028-598                      The Penn Mutual Life Insurance Company

4         028-12002                    Heitman LLC

5         028-12003                    KE I LLC

Heitman Real Estate Securities LLC
FORM 13F
def
31-Dec-08

                                      TITLE OF             VALUE   SHARES/  SH/  PUT/ INVSTMT     OTHER       VOTING AUTHORITY
    NAME OF ISSUER                     CLASS     CUSIP    (x1000)  PRN AMT  PRN  CALL DSCRETN    MANAGERS   SOLE    SHARED    NONE
-----------------------               -------- ---------  -------  -------  ---  ---- -------   ----------  -----   ------    ----
Acadia Realty Trust                   COM SH
                                      BEN INT  004239109    16547  1159584  SH         DEFINED   1,4,5      441237           718347
Acadia Realty Trust                   COM SH
                                      BEN INT  004239109      515    36091  SH         OTHER     1,2,4,5     36091
Acadia Realty Trust                   COM SH
                                      BEN INT  004239109      301    21100  SH         OTHER     1,3,4,5     21100
Alexandria Real Estate Equities Inc   COM      015271109    57009   944803  SH         DEFINED   1,4,5      357737           587066
Alexandria Real Estate Equities Inc   COM      015271109     1756    29100  SH         OTHER     1,2,4,5     29100
Alexandria Real Estate Equities Inc   COM      015271109     1079    17875  SH         OTHER     1,3,4,5     17875
AMB Property Corp                     COM      00163T109    54047  2307713  SH         DEFINED   1,4,5      889060          1418653
AMB Property Corp                     COM      00163T109     1621    69194  SH         OTHER     1,2,4,5     69194
AMB Property Corp                     COM      00163T109     1022    43625  SH         OTHER     1,3,4,5     43625
American Campus Communities           COM      024835100    32703  1596831  SH         DEFINED   1,4,5      580624          1016207
American Campus Communities           COM      024835100     1071    52316  SH         OTHER     1,2,4,5     52316
American Campus Communities           COM      024835100      671    32775  SH         OTHER     1,3,4,5     32775
Avalonbay Communities Inc             COM      053484101    72734  1200622  SH         DEFINED   1,4,5      470528           730094
Avalonbay Communities Inc             COM      053484101     2100    34662  SH         OTHER     1,2,4,5     34662
Avalonbay Communities Inc             COM      053484101     1296    21400  SH         OTHER     1,3,4,5     21400
Biomed Realty Trust Inc               COM      09063H107     1077    91900  SH         DEFINED   1,4,5                        91900
Boston Properties Inc                 COM      101121101    66873  1215881  SH         DEFINED   1,4,5      481940           733941
Boston Properties Inc                 COM      101121101     2179    39610  SH         OTHER     1,2,4,5     39610
Boston Properties Inc                 COM      101121101     1315    23900  SH         OTHER     1,3,4,5     23900
Brandywine Realty Trust               COM SH
                                      BEN INT  105368203     3429   444736  SH         DEFINED   1,4,5      345533            99203
Brandywine Realty Trust               COM SH
                                      BEN INT  105368203      209    27100  SH         OTHER     1,2,4,5     27100
Brandywine Realty Trust               COM SH
                                      BEN INT  105368203      131    17000  SH         OTHER     1,3,4,5     17000
Camden Property Trust                 COM SH
                                      BEN INT  133131102    13659   435848  SH         DEFINED   1,4,5      155738           280110
Camden Property Trust                 COM SH
                                      BEN INT  133131102      624    19900  SH         OTHER     1,2,4,5     19900
Camden Property Trust                 COM SH
                                      BEN INT  133131102      385    12300  SH         OTHER     1,3,4,5     12300
CBL & Associates Properties Inc       COM      124830100      803   123600  SH         DEFINED   1,4,5                       123600
Colonial Properties Trust             COM SH
                                      BEN INT  195872106      298    35800  SH         DEFINED   1,4,5                        35800
Corporate Office Properties Trust     COM SH
                                      BEN INT  22002T108    36491  1188620  SH         DEFINED   1,4,5      450736           737884
Corporate Office Properties Trust     COM SH
                                      BEN INT  22002T108     1153    37551  SH         OTHER     1,2,4,5     37551
Corporate Office Properties Trust     COM SH
                                      BEN INT  22002T108      709    23100  SH         OTHER     1,3,4,5     23100
DCT Industrial Trust Inc              COM      233153105     1288   254600  SH         DEFINED   1,4,5                       254600
Developers Diversified Realty Corp    COM      251591103     4051   830208  SH         DEFINED   1,4,5      313749           516459
Developers Diversified Realty Corp    COM      251591103      124    25510  SH         OTHER     1,2,4,5     25510
Developers Diversified Realty Corp    COM      251591103       73    14900  SH         OTHER     1,3,4,5     14900
Digital Realty Trust Inc              COM      253868103    68516  2085736  SH         DEFINED   1,4,5      790776          1294960
Digital Realty Trust Inc              COM      253868103     2073    63116  SH         OTHER     1,2,4,5     63116
Digital Realty Trust Inc              COM      253868103     1314    40000  SH         OTHER     1,3,4,5     40000
Douglas Emmett Inc                    COM      25960P109    26015  1991976  SH         DEFINED   1,4,5      854456          1137520
Douglas Emmett Inc                    COM      25960P109     1033    79100  SH         OTHER     1,2,4,5     79100
Douglas Emmett Inc                    COM      25960P109      657    50300  SH         OTHER     1,3,4,5     50300
DuPont Fabros Technology Inc          COM      26613Q106      629   304022  SH         DEFINED   1,4,5                       304022
EastGroup Properties Inc              COM      277276101    13901   390691  SH         DEFINED   1,4,5      201516           189175
EastGroup Properties Inc              COM      277276101      530    14900  SH         OTHER     1,2,4,5     14900
EastGroup Properties Inc              COM      277276101      324     9100  SH         OTHER     1,3,4,5      9100
Entertainment Properties Trust        COM      29380T105    18803   630970  SH         DEFINED   1,4,5      153811           477159
Entertainment Properties Trust        COM      29380T105      533    17900  SH         OTHER     1,2,4,5     17900
Entertainment Properties Trust        COM      29380T105      298    10000  SH         OTHER     1,3,4,5     10000
Equity Lifestyle Properties Inc       COM      29472R108    18505   482408  SH         DEFINED   1,4,5      176139           306269
Equity Lifestyle Properties Inc       COM      29472R108      541    14100  SH         OTHER     1,2,4,5     14100
Equity Lifestyle Properties Inc       COM      29472R108      334     8700  SH         OTHER     1,3,4,5      8700
Equity One Inc                        COM      294752100      956    54000  SH         DEFINED   1,4,5                        54000
Equity Residential                    SH BEN
                                      INT      29476L107    95401  3199229  SH         DEFINED   1,4,5     1187071          2012158
Equity Residential                    SH BEN
                                      INT      29476L107     2857    95824  SH         OTHER     1,2,4,5     95824
Equity Residential                    SH BEN
                                      INT      29476L107     1765    59200  SH         OTHER     1,3,4,5     59200
Essex Property Trust Inc              COM      297178105    35757   465888  SH         DEFINED   1,4,5      181145           284743
Essex Property Trust Inc              COM      297178105     1219    15882  SH         OTHER     1,2,4,5     15882
Essex Property Trust Inc              COM      297178105      760     9900  SH         OTHER     1,3,4,5      9900
Federal Realty Investment Trust       COM      313747206    50896   819852  SH         DEFINED   1,4,5      316401           503451
Federal Realty Investment Trust       COM      313747206     1564    25200  SH         OTHER     1,2,4,5     25200
Federal Realty Investment Trust       COM      313747206      993    16000  SH         OTHER     1,3,4,5     16000
HCP Inc                               COM      40414L109    74008  2665052  SH         DEFINED   1,4,5      991163          1673889
HCP Inc                               COM      40414L109     2344    84405  SH         OTHER     1,2,4,5     84405
HCP Inc                               COM      40414L109     1486    53500  SH         OTHER     1,3,4,5     53500
Health Care REIT Inc                  COM      42217K106    57781  1369225  SH         DEFINED   1,4,5      511241           857984
Health Care REIT Inc                  COM      42217K106     1830    43371  SH         OTHER     1,2,4,5     43371
Health Care REIT Inc                  COM      42217K106     1163    27550  SH         OTHER     1,3,4,5     27550
Hospitality Properties Trust          COM SH
                                      BEN INT  44106M102      772    51900  SH         DEFINED   1,4,5                        51900
Host Hotels & Resorts Inc             COM      44107P104    43033  5684721  SH         DEFINED   1,4,5     2348096          3336625
Host Hotels & Resorts Inc             COM      44107P104     1466   193680  SH         OTHER     1,2,4,5    193680
Host Hotels & Resorts Inc             COM      44107P104      915   120919  SH         OTHER     1,3,4,5    120919
HRPT Properties Trust                 COM      40426W101     1457   432400  SH         DEFINED   1,4,5                       432400
Inland Real Estate Corp               COM      457461200     2003   154300  SH         DEFINED   1,4,5                       154300
Kimco Realty Corporation              COM      49446R109     3024   165400  SH         DEFINED   1,4,5                       165400
Lexington Corporate Properties Trust  COM      529043101      869   173700  SH         DEFINED   1,4,5                       173700
Liberty Property Trust                SH BEN
                                      INT      531172104    32644  1429873  SH         DEFINED   1,4,5      525748           904125
Liberty Property Trust                SH BEN
                                      INT      531172104      947    41500  SH         OTHER     1,2,4,5     41500
Liberty Property Trust                SH BEN
                                      INT      531172104      598    26200  SH         OTHER     1,3,4,5     26200
Mack-Cali Realty Corporation          COM      554489104     2073    84600  SH         DEFINED   1,4,5                        84600
National Retail Properties Inc        COM      637417106    20695  1203918  SH         DEFINED   1,4,5      295694           908224
National Retail Properties Inc        COM      637417106      376    21900  SH         OTHER     1,2,4,5     21900
National Retail Properties Inc        COM      637417106      179    10400  SH         OTHER     1,3,4,5     10400
Nationwide Health Properties Inc      COM      638620104    42718  1487406  SH         DEFINED   1,4,5      540703           946703
Nationwide Health Properties Inc      COM      638620104     1313    45730  SH         OTHER     1,2,4,5     45730
Nationwide Health Properties Inc      COM      638620104      784    27300  SH         OTHER     1,3,4,5     27300
Omega Healthcare Investors Inc        COM      681936100      814    51000  SH         DEFINED   1,4,5                        51000
Parkway Properties Inc                COM      70159Q104      434    24100  SH         DEFINED   1,4,5                        24100
Plum Creek Timber Co Inc              COM      729251108    54175  1559433  SH         DEFINED   1,4,5      155283          1404150
Public Storage Inc                    COM      74460D109   132296  1664105  SH         DEFINED   1,4,5      601803          1062302
Public Storage Inc                    COM      74460D109     3812    47949  SH         OTHER     1,2,4,5     47949
Public Storage Inc                    COM      74460D109     2338    29415  SH         OTHER     1,3,4,5     29415
Realty Income Corp                    COM      756109104     1681    72600  SH         DEFINED   1,4,5                        72600
Regency Centers Corp                  COM      758849103    68457  1465884  SH         DEFINED   1,4,5      524773           941111
Regency Centers Corp                  COM      758849103     1959    41947  SH         OTHER     1,2,4,5     41947
Regency Centers Corp                  COM      758849103     1207    25850  SH         OTHER     1,3,4,5     25850
Senior Housing Properties Trust       COM SH
                                      BEN INT  81721M109     2699   150600  SH         DEFINED   1,4,5                       150600
Simon Property Group Inc              COM      828806109   149461  2813111  SH         DEFINED   1,4,5     1046066          1767045
Simon Property Group Inc              COM      828806109     4702    88500  SH         OTHER     1,2,4,5     88500
Simon Property Group Inc              COM      828806109     2726    51300  SH         OTHER     1,3,4,5     51300
Sovran Self Storage Inc               COM      84610H108     1372    38100  SH         DEFINED   1,4,5                        38100
Sun Communities Inc                   COM      866674104      602    43000  SH         DEFINED   1,4,5                        43000
Tanger Factory Outlet Centers Inc     COM      875465106    30343   806577  SH         DEFINED   1,4,5      318590           487987
Tanger Factory Outlet Centers Inc     COM      875465106      970    25787  SH         OTHER     1,2,4,5     25787
Tanger Factory Outlet Centers Inc     COM      875465106      617    16400  SH         OTHER     1,3,4,5     16400
Taubman Centers Inc                   COM      876664103    36467  1432306  SH         DEFINED   1,4,5      563458           868848
Taubman Centers Inc                   COM      876664103     1193    46870  SH         OTHER     1,2,4,5     46870
Taubman Centers Inc                   COM      876664103      715    28100  SH         OTHER     1,3,4,5     28100
UDR Inc                               COM      902653104     7401   536657  SH         DEFINED   1,4,5      192524           344133
UDR Inc                               COM      902653104      240    17400  SH         OTHER     1,2,4,5     17400
UDR Inc                               COM      902653104      142    10300  SH         OTHER     1,3,4,5     10300
Universal Health Realty Income        COM      91359E105      819    24900  SH         DEFINED   1,4,5                        24900
Urstadt Biddle Properties Class A     COM      917286205      875    54900  SH         DEFINED   1,4,5                        54900
Ventas Inc                            COM      92276F100    69491  2070018  SH         DEFINED   1,4,5      753271          1316747
Ventas Inc                            COM      92276F100     2196    65408  SH         OTHER     1,2,4,5     65408
Ventas Inc                            COM      92276F100     1353    40300  SH         OTHER     1,3,4,5     40300
Vornado Realty Trust                  SH BEN
                                      INT      929042109    98235  1627761  SH         DEFINED   1,4,5      614104          1013657
Vornado Realty Trust                  SH BEN
                                      INT      929042109     2304    38174  SH         OTHER     1,2,4,5     38174
Vornado Realty Trust                  SH BEN
                                      INT      929042109     1364    22600  SH         OTHER     1,3,4,5     22600
Washington REIT                       COM      939653101    22927   810145  SH         DEFINED   1,4,5      299696           510449
Washington REIT                       COM      939653101     1341    47400  SH         OTHER     1,2,4,5     47400
Washington REIT                       COM      939653101      874    30900  SH         OTHER     1,3,4,5     30900

REPORT SUMMARY                 120  DATA RECORD           1728597           5       OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED